ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2025
ASSETS HELD FOR SALE [Abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
As at June 30, 2025 assets held for sale includes a 633 MW under construction solar asset in India, a 50% interest in a multi-national distributed generation development business with a 200 MW portfolio of operating and under construction assets, and a 315 MW portfolio of operating wind assets in Australia.
Assets held for sale also include 650 MW of operating and under construction wind, solar and battery projects in Australia, which were part of a pre-existing sale and purchase agreement at the time of the Neoen acquisition and were acquired as part of that transaction.
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2025	December 31, 2024
Assets
Cash and cash equivalents	$19	$48
Restricted cash	—	14
Trade receivables and other current assets	24	51
Financial instrument assets	6	37
Property, plant and equipment, at fair value	1,607	1,343
Equity accounted investments	67	421
Deferred income tax assets	—	9
Other long-term assets	33	126
Assets held for sale	$1,756	$2,049
Liabilities
Current liabilities	$62	$57
Non-recourse borrowings	546	797
Financial instrument liabilities	—	3
Deferred income tax liabilities	184	131
Provisions	—	10
Other long-term liabilities	94	38
Liabilities directly associated with assets held for sale	$886	$1,036